Restructuring (Changes to Restructuring Accrual) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Restructuring Costs
Restructuring Reserve [Roll Forward]
Expenses		$ 22,000,000	$ 25,100,000
Auxilium Restructuring
Restructuring Reserve [Roll Forward]
Beginning liability balance		5,504,000	12,263,000
Cash distributions		(1,937,000)	(6,759,000)
Expenses		1,058,000	0	$ 41,900,000
Ending liability balance	$ 5,504,000	4,625,000	5,504,000	12,263,000
Auxilium Restructuring | Employee separation, retention and other benefit-related costs
Restructuring Reserve [Roll Forward]
Beginning liability balance		0	5,353,000
Cash distributions		0	(5,353,000)
Expenses		0		26,700,000
Ending liability balance	0	0	0	5,353,000
Auxilium Restructuring | Other Restructuring Costs
Restructuring Reserve [Roll Forward]
Beginning liability balance		5,504,000	6,910,000
Cash distributions		(1,937,000)	(1,406,000)
Expenses		1,058,000
Ending liability balance	5,504,000	4,625,000	5,504,000	6,910,000
US Generic Pharmaceuticals Restructuring 2015
Restructuring Reserve [Roll Forward]
Beginning liability balance		3,269,000	17,914,000
Cash distributions		(3,332,000)	(19,655,000)
Expenses		63,000	5,010,000	23,600,000
Ending liability balance	3,269,000	0	3,269,000	17,914,000
2016 US Generic Pharmaceuticals Restructuring
Restructuring Reserve [Roll Forward]
Beginning liability balance		9,939,000	0
Cash distributions		(10,672,000)	(7,044,000)
Expenses		984,000	16,983,000
Ending liability balance	9,939,000	251,000	9,939,000	0
2016 US Branded Pharmaceutical Restructuring
Restructuring Reserve [Roll Forward]
Beginning liability balance		21,768,000	0
Cash distributions		(21,768,000)	0
Expenses	61,500,000		21,768,000
Ending liability balance	21,768,000	0	21,768,000	0
2016 US Branded Pharmaceutical Restructuring | Employee separation, retention and other benefit-related costs
Restructuring Reserve [Roll Forward]
Beginning liability balance		16,544,000	0
Cash distributions		(16,544,000)	0
Expenses	16,500,000		16,544,000
Ending liability balance	16,544,000	0	16,544,000	0
2016 US Branded Pharmaceutical Restructuring | Contract Termination Charges
Restructuring Reserve [Roll Forward]
Beginning liability balance		5,224,000	0
Cash distributions		(5,224,000)	0
Expenses	5,200,000		5,224,000
Ending liability balance	5,224,000	0	5,224,000	$ 0
January 2017 Restructuring
Restructuring Reserve [Roll Forward]
Beginning liability balance		0
Cash distributions		(12,391,000)
Expenses		15,072,000
Ending liability balance	0	2,681,000	0
2017 US Generic Pharmaceuticals Restructuring
Restructuring Reserve [Roll Forward]
Beginning liability balance		0
Cash distributions		(18,692,000)
Expenses		43,277,000
Ending liability balance	0	24,585,000	0
2017 US Generic Pharmaceuticals Restructuring | Employee separation, retention and other benefit-related costs
Restructuring Reserve [Roll Forward]
Beginning liability balance		0
Cash distributions		(6,578,000)
Expenses		29,553,000
Ending liability balance	0	22,975,000	0
2017 US Generic Pharmaceuticals Restructuring | Other Restructuring Costs
Restructuring Reserve [Roll Forward]
Beginning liability balance		0
Cash distributions		(12,114,000)
Expenses		13,724,000
Ending liability balance	$ 0	$ 1,610,000	$ 0